Commitments and Contingencies	9 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 8. COMMITMENTS AND CONTINGENCIES

Leases

The Company leases office space under various operating lease agreements expiring through the year 2023. The lease contracts contain provisions for rent escalations during the lease terms. As of December 31, 2016, future minimum rentals under these leases are as follows:

Years Ending December 31,	Minimum Annual Lease Payments
2018	$416
2019	1,510
2020	1,819
2021	1,875
2022	1,833
Thereafter	3,137

$10,590

Rent expense totaled $588 and $430 for the years ended December 31, 2016 and 2015, respectively. Rent expense totaled $641 (unaudited) and $439 (unaudited) for the nine months ended September 30, 2017 and 2016, respectively.

Settlement Commitment

On December 23, 2016, the Company entered into a settlement agreement and release relating to certain claims by a former employee, pursuant to which the Company paid to the former employee a lump sum cash payment of $350 on January 4, 2017, which included a payment to the former employee to repurchase 7,500 shares of the Company’s common stock in the amount of $56, representing the fair value of such stock at that time. In connection with the settlement, in 2016, the Company recorded $294 in general and administrative expense. In addition, pursuant to the agreement, Chad Steelberg, the Company’s Chairman of the Board, Chief Executive Officer and majority stockholder, purchased all of the former employee’s membership interests in BV16, LLC, a minority stockholder in the Company.

Stockholders’ Employment Agreements

In March 2017, the Company entered into three-year employment agreements with each of Chad Steelberg, the Company’s Chief Executive Officer, and Ryan Steelberg, the Company’s President. Under the agreement with Chad Steelberg, as of the end of each calendar quarter during the term of the agreement (following March 31, 2017) during which Chad Steelberg is still employed by the Company, the Company will issue to Mr. Steelberg a number of shares of its common stock calculated by dividing $125 by the fair market value (as defined in the agreement) of the Company’s common stock. The agreement with Ryan Steelberg provides that he shall receive an annual salary of $350. During the nine months ended September 30, 2017, Chad Steelberg received 12,592 shares of common stock valued at $250.

The employment agreements also provided that the Company would issue time-based stock options to Chad Steelberg and Ryan Steelberg to allow each of them to purchase a number of shares of the Company’s common stock equal to five percent of the fully diluted shares outstanding as of the closing of the Company’s IPO. The exercise price per share of such time-based stock option is the IPO price of the Company’s common stock ($15), and such options would vest in monthly increments ratably over the three-year period following the closing date of the IPO (May 17, 2017). In addition, the employment agreements provided that the Company would issue to each of Chad Steelberg and Ryan Steelberg a performance-based stock option, which would allow each of them to purchase a number of shares of the Company’s common stock equal to two and one-half percent of the fully diluted shares outstanding as of the closing of the Company’s IPO. The performance-based stock option would vest upon the earlier of (a) the first date on which the market capitalization of the Company’s common stock equals or exceeds $400,000 over five consecutive business days, or (b) five years after the IPO. The exercise price of the performance-based awards is the initial public offering price of the Company’s common stock ($15.00). The vesting of the individual time-based and performance-based stock options would end if Chad Steelberg or Ryan Steelberg is no longer in the service of the Company, as defined in the Company’s stock plan, subject to acceleration of vesting under certain circumstances as set forth in the option agreements. The stock options issuable under the Employment Agreements with Chad Steelberg and Ryan Steelberg were issued at the time of the pricing of the IPO. The total number of time-vested stock options awarded under these agreements was 2,089,638 and the total number of performance-based options awarded was 1,044,818.